FINANCING AND LOANS - Changes in the provision (Details) - Loans and receivables - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FINANCING AND LOANS
Opening Balance	R$ 307,655	R$ 268,920	R$ 258,338
(+) Supplement	894,870	407,734	36,024
(-) Reversion	(569,882)	(369,000)	(25,442)
Final Balance	R$ 632,643	R$ 307,655	R$ 268,920